Smart glass distribution agreement (Tables)	12 Months Ended
Dec. 31, 2021
Smart Glass Distribution Agreement [Abstract]
Disclosure of smart glass distribution agreement [Table Text Block]
Carrying amount
Balance, December 31, 2019	709,741
Amortization	(709,741)
Balance, December 31, 2020 and 2021	$-